UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended:  March 31, 2001


           Check here if Amendment [ ]; Amendment Number:_______________________


                        This Amendment (Check only one):

                          [ ] is a restatement.
                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:            Thomas W. Smith

    Address:         323 Railroad Avenue  Greenwich   CT          06830
                     (Street)             (City)      (State)     (Zip)

    Form 13F File Number: 28-1909

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                 Thomas W. Smith

         Title:                Investment Manager

         Phone:                203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         May 15, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


         Number of Other Included Managers:             1
                                                      ---

         Form 13F Information Table Entry Total:        37
                                                      ----

         Form 13F Information Table Value Total:      $992,746 (thousands)
                                                      --------



List of Other Included Managers:

No.              Form 13F File No.:                   Name:
---              -----------------                    ----
01               28-3444                              Thomas N. Tryforos
---------        -----------------------------        --------------------------

---------        -----------------------------        --------------------------

---------        -----------------------------        --------------------------

---------        -----------------------------        --------------------------

---------        -----------------------------        --------------------------

            FORM 13F INFORMATION TABLE

                         TITLE
                           OF                VALUE    SHARES/   SH/   PUT/  INVSTMT      OTHER              VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL  DSCRETN     MANAGERS       SOLE      SHARED      NONE
--------------           -----    -----    --------   -------   ---   ----  -------     --------       ----      ------      ----

COPART, INC.              COM   2172041061    6985    340906    SH           SOLE                    340906
COPART, INC.              COM   2172041061   35577   1736300    SH           OTHER         01       1736300
CREDIT ACCEPTANCE
  CORP                    COM   225310101     1711    321998    SH           SOLE                    321998
CREDIT ACCEPTANCE
  CORP                    COM   225310101    21658   4076500    SH           OTHER         01       4076500
CATALINA MARKETING        COM   148867104     3971    121920    SH           SOLE                    121920
CATALINA MARKETING        COM   148867104    82409   2530200    SH           OTHER         01       2530200
CONSECO, INC.             COM   208464107     4208    261357    SH           SOLE                    261357
CONSECO, INC.             COM   208464107    39454   2450571    SH           OTHER         01       2450571
CONSECO, INC.             COM   208464907       24      2500    SH    CALL   OTHER         01          2500
FASTENAL CO.              COM   3119001044     407      7463    SH           SOLE                      7463
FASTENAL CO.              COM   3119001044   54429    998695    SH           OTHER         01        998695
INDYMAC MORTGAGE
  HOLDINGS                COM   4566071001     575     20000    SH           SOLE                     20000
IRON MOUNTAIN, INC.       COM   46284P104    13193    344293    SH           SOLE                    344293
IRON MOUNTAIN, INC.       COM   46284P104   118088   3081640    SH           OTHER         01       3081640
KEANE INC.                COM   4866651023      21      1620    SH           SOLE                      1620
KEANE INC.                COM   4866651023   24986   1922000    SH           OTHER         01       1922000
MACDERMID, INC.           COM   554273102      416     23000    SH           SOLE                     23000
MACDERMID, INC.           COM   554273102    28460   1574108    SH           OTHER         01       1574108
MEMBERWORKS INC.          COM   5860021070    2139     91036    SH           SOLE                     91036
MEMBERWORKS INC.          COM   5860021070   25664   1092100    SH           OTHER         01       1092100
ORTHODONTIC CTRS.
  OF AMER.                COM   68750P103     6497    316915    SH           SOLE                    316915
ORTHODONTIC CTRS.
  OF AMER.                COM   68750P103    51377   2506200    SH           OTHER         01       2506200
PAXAR CORP.               COM   704227107     3469    277502    SH           SOLE                    277502
PAXAR CORP.               COM   704227107    44593   3567464    SH           OTHER         01       3567464
PRE-PAID LEGAL
  SERVICES. INC.          COM   7400651007    3286    317209    SH           SOLE                    317209
PRE-PAID LEGAL
  SERVICES. INC.          COM   7400651007   25672   2478000    SH           OTHER         01       2478000
SCOTTS COMPANY            COM   8101861065    4319    103333    SH           SOLE                    103333
SEI INVESTMENTS           COM   784117103    36376   1166352    SH           SOLE                   1166352
SEI INVESTMENTS           COM   784117103   247845   7946814    SH           OTHER         01       7946814
STATE STREET
  CORPORATION             COM   8574771031     623      6005    SH           SOLE                      6005
UNITED RENTALS, INC.      COM   9113631090    5813    355990    SH           SOLE                    355990
UNITED RENTALS, INC.      COM   9113631090   35815   2193200    SH           OTHER         01       2193200
WALT DISNEY COMPANY       COM   2546871060     300     10497    SH           SOLE                     10497
WHOLE FOOD
  MARKET, INC.            COM   9668371068    4901    116350    SH           SOLE                    116350
WHOLE FOOD
  MARKET, INC.            COM   9668371068   43915   1042500    SH           OTHER         01       1042500
WORLD ACCEPTANCE CORP.    COM   981419104      634     94800    SH           SOLE                     94800
WORLD ACCEPTANCE CORP.    COM   981419104    12936   1933600    SH           OTHER         01       1933600